Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

Note 13.Fair Value Measurements

Certain of the Partnership’s assets and liabilities are measured at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

The FASB established a fair value hierarchy, which prioritizes the inputs used in measuring fair value into the following three levels:

Level 1	—	Observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2	—

Inputs other than the quoted prices in active markets that are observable for assets or liabilities, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in inactive markets.

Level 3	—	Unobservable inputs based on the entity’s own assumptions.

The following table presents those financial assets and financial liabilities measured at fair value on a recurring basis as of September 30, 2014 and December 31, 2013 (in thousands):

	Fair Value as of September 30, 2014				Fair Value as of December 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Hedged inventories	$184,016	$—	$184,016	$—	$452,302	$—	$452,302	$—
Fair value of forward fixed price contracts	57,121	—	43,656	13,465	46,007	—	31,931	14,076
Swap agreements and options	—	—	—	—	116	74	42	—
Interest rate cap	—	—	—	—	25	—	25	—
Broker margin deposits	10,792	10,792	—	—	21,792	21,792	—	—
Pension plan	17,531	17,531	—	—	18,267	18,267	—	—
Total	$269,460	$28,323	$227,672	$13,465	$538,509	$40,133	$484,300	$14,076

Liabilities:
Obligations on forward fixed price contracts	$(55,754)	$—	$(23,909)	$(31,845)	$(38,197)	$—	$(33,014)	$(5,183)
Mark to market loss related to RIN forward commitments	—	—	—	—	(6,166)	—	(6,166)	—
Swap agreements and option contracts	(778)	—	(778)	—	(108)	(74)	(34)	—
Foreign currency derivatives	—	—	—	—	(16)	—	(16)	—
Interest rate swaps	(6,927)	—	(6,927)	—	(9,462)	—	(9,462)	—
Total liabilities	$(63,459)	$—	$(31,614)	$(31,845)	$(53,949)	$(74)	$(48,692)	$(5,183)

This table excludes cash on hand and assets and liabilities that are measured at historical cost or any basis other than fair value.  The carrying amounts of certain of the Partnership’s financial instruments, including cash equivalents, accounts receivable, accounts payable and other accrued liabilities approximate fair value due to their short maturities.  The carrying value of the Partnership’s credit facilities approximate fair value due to the variable rate nature of these financial instruments.  The fair values of the derivatives used by the Partnership are disclosed in Note 5.

The majority of the Partnership’s derivatives outstanding are reported at fair value based market quotes that are deemed to be observable inputs in an active market for similar assets and liabilities and are considered Level 2 inputs for purposes of fair value disclosures.  Specifically, the fair values of the Partnership’s financial assets and financial liabilities provided above were derived from NYMEX and New York Harbor quotes for the Partnership’s hedged inventories, forward fixed price contracts, swap agreements and option contracts and from the LIBOR rates for the Partnership’s interest rate swaps and interest rate cap.  The fair value of the foreign currency derivatives and the mark to market loss related to RIN forward commitments are based on broker price quotations.  The Partnership has not changed its valuation techniques or Level 2 inputs during the three and nine months ended September 30, 2014.

The fair value for the Partnership’s forward fixed price contracts related to crude oil are derived from a combination of quoted NYMEX market commodity prices as well as significant unobservable inputs (Level 3), including internally developed assumptions where there is little, if any, market activity.  The unobservable inputs used in the measurement of the Partnership’s forward fixed price contracts include estimates for location basis, transportation and throughput costs net of an estimated margin for current market participants.  Gains and losses recognized in earnings (or changes in net assets) are disclosed in Note 5.

The following table presents a summary of the changes in fair value of the Partnership’s Level 3 financial assets and liabilities at September 30, 2014:

Fair value at December 31, 2013	$8,893
Change in fair value recorded in Cost of Sales	(27,273)
Fair value at September 30, 2014	$(18,380)

During the three months ended September 30, 2014, the Partnership made certain revisions to the unobservable valuation inputs for forward fixed price contracts related to crude oil.  Specifically, the Partnership made revisions to the computation of location basis and the estimated logistics margin in order to provide a more representative fair value measurement for these contracts.  The net impact of these revisions in the three and nine months ended September 30, 2014 was immaterial.

The fair values of the Partnership’s pension plan assets at September 30, 2014 and December 31, 2013 were determined by Level 1 inputs which principally consist of quoted prices in active markets for identical assets.  The plan assets primarily consisted of fixed income securities, equity securities and cash and cash equivalents.

For assets and liabilities measured on a non-recurring basis during the period, accounting guidance requires quantitative disclosures about the fair value measurements separately for each major category.

Financial Instruments

The fair value of the Partnership’s financial instruments approximated the carrying value as of September 30, 2014 and December 31, 2013, in each case due to the short-term nature and the variable interest rate of the financial instruments.

Note 18. Fair Value Measurements

        Certain of the Partnership's assets and liabilities are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The FASB established a fair value hierarchy, which prioritizes the inputs used in measuring fair value into the following three levels:

      Level 1 —Observable inputs such as quoted prices in active markets for identical assets or liabilities.

      Level 2 —Inputs other than the quoted prices in active markets that are observable for assets or liabilities, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in inactive markets.

      Level 3 —Unobservable inputs based on the entity's own assumptions.

        The following table presents those financial assets and financial liabilities measured at fair value on a recurring basis (in thousands):

	Fair Value as of December 31, 2013				Fair Value as of December 31, 2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Hedged inventories	$452,302	$—	$452,302	$—	$526,107	$—	$526,107	$—
Fair value of forward fixed price contracts	46,007	—	31,931	14,076	48,062	—	48,062	—
Swap agreements and options	116	74	42	—	179	54	125	—
Foreign currency derivatives	—	—	—	—	145	—	145	—
Interest rate cap	26	—	26	—	35	—	35	—
Broker margin deposits	21,792	21,792	—	—	54,726	54,726	—	—
Pension plan	18,267	18,267	—	—	17,158	17,158	—	—

Total	$538,510	$40,133	$484,301	$14,076	$646,412	$71,938	$574,474	$—

Liabilities:
Obligations on forward fixed price contracts	$(38,197)	$—	$(33,014)	$(5,183)	$(34,474)	$—	$(34,474)	$—
Mark to market loss related to RIN forward commitments	(6,166)	—	(6,166)	—	—	—	—	—
Swap agreements and option contracts	(108)	(74)	(34)	—	(54)	(54)	—	—
Foreign currency derivatives	(16)	—	(16)	—	—	—	—	—
Interest rate collar and swap	(9,462)	—	(9,462)	—	(13,402)	—	(13,402)	—

Total liabilities	$(53,949)	$(74)	$(48,692)	$(5,183)	$(47,930)	$(54)	$(47,876)	$—

        This table excludes cash on hand and assets and liabilities that are measured at historical cost or any basis other than fair value. The carrying amounts of certain of the Partnership's financial instruments, including cash equivalents, accounts receivable, accounts payable and other accrued liabilities approximate fair value due to their short maturities. The carrying value of the Partnership's credit facilities approximate fair value due to the variable rate nature of these financial instruments. The difference in the fair value and the carrying value of the senior notes issued in 2013 is not material at December 31, 2013 based on the nature of debt and timing of issuance. The fair values of the derivatives used by the Partnership are disclosed in Note 4.

        The majority of the Partnership's derivatives outstanding are reported at fair value based market quotes that are deemed to be observable inputs in an active market for similar assets and liabilities and are considered Level 2 inputs for purposes of fair value disclosures. Specifically, the fair values of the Partnership's financial assets and financial liabilities provided above were derived from NYMEX and New York Harbor quotes for the Partnership's hedged inventories, forward fixed price contracts, swap agreements and option contracts and from the LIBOR rates for the Partnership's interest rate collar, interest rate swap and interest rate cap. The fair value of the foreign currency derivatives and the loss related to RIN forward commitments are based on broker price quotations. Except as discussed below, the Partnership has not changed its valuation techniques or inputs during the years ended December 31, 2013 and 2012.

        The fair value for the Partnership's forward fixed price contracts related to crude oil are derived from a combination of quoted NYMEX market commodity prices as well as significant unobservable inputs (Level 3), including internally developed assumptions where there is little, if any, market activity. The unobservable inputs used in the measurement of the Partnership's forward fixed price contracts include estimates for location basis, transportation and throughput costs net of an estimated margin for current market participants. Gains and losses recognized in earnings (or changes in net assets) are disclosed in Note 4.

        The following table presents a summary of the changes in fair value of the Partnership's Level 3 financial assets and liabilities at December 31, 2013 (in thousands):

Assets
Fair value at December 31, 2012	$—
Reclass of Level 2 inputs	15,127
Change in fair value recorded in cost of sales	(6,233)

Fair value at December 31, 2013	$8,894

        The fair values of the Partnership's pension plan assets at December 31, 2013 and 2012 were determined by Level 1 inputs which principally consist of quoted prices in active markets for identical assets. The plan assets primarily consisted of fixed income securities, equity securities and cash and cash equivalents.

        For assets and liabilities measured on a non-recurring basis during the year, accounting guidance requires quantitative disclosures about the fair value measurements separately for each major category. See Note 3 for acquired assets and liabilities measured on a non-recurring basis during the fiscal year ended December 31, 2013.

  Financial Instruments

        The fair value of the Partnership's financial instruments approximated the carrying value as of December 31, 2013 and 2012, in each case due to the short-term nature and the variable interest rate of the financial instruments.